Touchstone High Yield Fund Investment Objectives and Goals - Touchstone High Yield Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone High Yield Fund Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Objective, Secondary [Text Block]	Capital appreciation is a secondary consideration